UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

Brookmont Catastrophic Bond ETF

ITEM 1.(a).  Reports to Stockholders.

Brookmont Catastrophic Bond ETF Tailored Shareholder Report

semi-annual shareholder report | June 30, 2026 Brookmont Catastrophic Bond ETF ticker: ILS (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Brookmont Catastrophic Bond ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.ilsetf.com/ils or (855) 682-2229.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookmont Catastrophic Bond ETF	$79	1.58%¹
¹	Annualized.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$76,676,071
Number of Holdings	127
Total Net Advisory Fee	$322,886
Portfolio Turnover Rate	15.42%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

Portfolio Breakdown

Insurance-Linked Securities
95.53%
US Treasury Bills
1.94%

Top 10 Holdings
2001 Cat RE Ltd. 1/8/2027	2.83%
Floodsmart Re Ltd. 3/12/2027	2.70%
Integrity RE III 6/6/2027	2.05%
Atlas Capital Dac 6/7/2028	1.99%
Buttonwood RE Ltd. 5/29/2029	1.96%
US Treasury Bill 9/29/2026	1.94%
Fuchsia 2023-1 London Br 4/6/2027	1.73%
Yosemite RE Ltd. 6/7/2028	1.70%
Logistics Re Ltd. 12/21/2027	1.67%
Montoya Re Ltd. 4/7/2028	1.66%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.ilsetf.com/ils.

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Brookmont Catastrophic Bond ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2026* (unaudited)

*The Fund commenced operations on April 1, 2025.

Brookmont Catastrophic Bond ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

		Principal	Value
95.53%	INSURANCE-LINKED SECURITIES(A)
	2001 Cat RE Ltd. 01/08/2027 15.786% 144A	$2,150,000	$2,168,382
	3264 RE Ltd. 02/07/2028 24.770% 144A	500,000	508,200
	3264 RE Ltd. 06/08/2028 11.011% 144A	1,000,000	1,016,350
	Abacab RE Ltd. 04/13/2029 9.800% 144A	1,000,000	998,800
	Acorn Re Ltd. 11/06/2026 7.858% 144A	250,000	252,150
	Alamo RE Ltd. 06/07/2028 11.015% 144A	250,000	249,750
	Alamo RE Ltd. 06/07/2028 14.265% 144A	250,000	249,675
	Alamo RE Ltd. 06/07/2029 9.016% 144A	750,000	749,475
	Aquila RE Ltd. 2024-1 06/10/2030 7.266% 144A	500,000	499,950
	Aquila RE Ltd. 2024-1 06/10/2030 8.016% 144A	500,000	499,950
	Aragonite Re Ltd. 04/07/2027 8.961% 144A	750,000	762,375
	Armor RE II Ltd. 01/07/2028 12.050% 144A	1,000,000	1,055,400
	Armor RE II Ltd. 06/07/2029 8.765% 144A	250,000	249,862
	Atlas Capital Dac 06/07/2028 10.909% 144A	1,500,000	1,527,600
	Baldwin Re Ltd. 07/07/2027 8.600% 144A	250,000	254,112
	Bayou RE Ltd. 04/30/2027 11.852% 144A	500,000	516,950
	Bayou RE Ltd. 05/08/2029 10.020% 144A	1,000,000	997,400
	Black Kite Re Ltd. 05/08/2028 11.490% 144A	500,000	502,825
	Blue Ridge Re Ltd. 01/08/2027 8.770% 144A	250,000	252,200
	Blue Ridge RE Ltd. 01/08/2029 9.520% 144A	250,000	250,825
	Blue Ridge RE Ltd. 01/08/2029 14.520% 144A	750,000	746,738
	Bonanza RE Ltd. 01/08/2027 3.510% 144A	750,000	682,500
	Bonanza RE Ltd. 12/19/2027 9.010% 144A	500,000	499,300
	Bridge Street RE Ltd. 01/08/2029 11.300% 144A	250,000	250,388
	Buttonwood RE Ltd. 05/29/2029 8.550% 144A	1,500,000	1,499,850
	Buttonwood RE Ltd. 05/29/2029 10.050% 144A	250,000	249,950
	Buttonwood RE Ltd. 05/29/2029 9.050% 144A	250,000	249,962
	Cape Lookout RE Ltd. 03/13/2028 10.420% 144A	750,000	783,300
	Cape Lookout RE Ltd. 03/21/2029 8.770% 144A	500,000	495,000
	Charles River Re Ltd. 05/10/2027 11.152% 144A	250,000	253,062
	Citrus RE Ltd. 06/07/2027 12.740% 144A	250,000	255,100
	Citrus RE Ltd. 06/07/2029 10.015% 144A	500,000	507,000

Brookmont Catastrophic Bond ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	Principal	Value
Commonwealth Re Ltd. 07/08/2026 7.407% 144A	$250,000	$250,062
Easton RE Ltd. 01/08/2027 11.050% 144A	750,000	754,575
Everglades RE II Ltd. 05/22/2029 9.266% 144A	750,000	749,400
Everglades RE II Ltd. 05/22/2029 10.266% 144A	250,000	249,775
Fish Pond Re Ltd. 01/08/2027 7.570% 144A	250,000	251,562
Floodsmart Re Ltd. 03/12/2027 17.880% 144A	2,000,000	2,066,800
Floodsmart RE Ltd. 03/12/2027 21.150% 144A	250,000	243,250
Foundation Re IV Ltd. 01/08/2027 9.800% 144A	750,000	754,500
Four Lakes Re Ltd. 01/07/2027 13.250% 144A	1,250,000	1,255,125
Four Lakes Re Ltd. 01/07/2028 11.800% 144A	250,000	249,988
Four Lakes RE Ltd. 01/07/2028 9.050% 144A	750,000	762,713
Four Lakes RE Ltd. 01/08/2029 9.550% 144A	250,000	248,438
Fuchsia 2023-1 London Br 04/06/2027 13.830% 144A	1,290,000	1,324,443
Fuchsia 2024-1 - London Bridge 2 PCC Ltd. 04/06/2028 8.680% 144A	250,000	253,825
Gateway Re Ltd. 07/07/2027 13.050% 144A	750,000	773,850
Golden Bear RE Ltd. 03/07/2029 13.266% 144A	250,000	252,138
Gws RE Ltd. 06/07/2029 9.895% 144A	250,000	250,000
Handshake RE Ltd. 01/08/2030 8.050% 144A	250,000	246,475
Herbie RE Ltd. 01/08/2027 26.550% 144A	250,000	242,812
Herbie RE Ltd. 06/07/2027 34.550% 144A	1,000,000	1,074,600
Hestia RE Ltd. 03/13/2028 10.270% 144A	500,000	512,250
Hestia RE Ltd. 04/16/2029 10.765% 144A	1,000,000	1,001,600
Hestia RE Ltd. 04/16/2029 9.514% 144A	250,000	248,912
Integrity RE III 06/06/2027 29.020% 144A	1,500,000	1,569,075
Integrity RE III 06/07/2029 10.520% 144A	1,250,000	1,249,500
Kendall RE Ltd. 04/30/2027 11.249% 144A	500,000	507,200
Kilimanjaro II RE Ltd. 07/09/2029 10.011% 144A	750,000	764,475
Kilimanjaro III RE Ltd. 07/09/2029 15.516% 144A	500,000	500,000
Logistics Re Ltd. 12/21/2027 9.520% 144A	1,250,000	1,283,500
London Bridge 2 Pcc 04/30/2029 11.266% 144A	750,000	752,325

Brookmont Catastrophic Bond ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	Principal	Value
London Bridge 2 Pcc 04/30/2029 18.766% 144A	$250,000	$247,788
Long Point RE IV Ltd. 06/03/2030 7.264% 144A	500,000	499,950
Marlon Ltd. 06/07/2027 10.856% 144A	250,000	258,450
Maschpark Re Ltd. 01/10/2028 7.020% 144A	1,250,000	1,273,188
Matterhorn RE Ltd. 02/16/2029 15.300% 144A	500,000	495,050
Matterhorn RE Ltd. 02/04/2028 15.940% 144A	500,000	494,750
Matterhorn Re Ltd. 09/22/2028 6.050% 144A	250,000	250,500
Mayflower RE Ltd. 07/08/2026 10.033% 144A	250,000	250,188
Meadows Ltd. 12/07/2029 15.761% 144A	250,000	251,225
Meadows Ltd. 12/07/2029 11.011% 144A	500,000	492,250
Mona Lisa RE Ltd. 01/08/2031 9.050% 144A	250,000	252,100
Montoya RE Ltd. 04/07/2027 15.890% 144A	750,000	764,025
Montoya Re Ltd. 04/07/2028 10.120% 144A	1,250,000	1,276,188
Mountain RE Ltd. 06/07/2029 10.770% 144A	500,000	499,925
Nakama Re Ltd. 05/09/2028 7.535% 144A	750,000	769,050
Nakama Re Pte. Ltd. 04/04/2029 6.114% 144A	250,000	251,713
Nature Coast RE Ltd. 12/07/2026 17.011% 144A	500,000	495,225
One Shield RE Ltd. 04/27/2029 11.550% 144A	750,000	745,950
Palm Re Ltd. 06/07/2027 13.220% 144A	500,000	516,500
Palm RE Ltd. 06/07/2028 11.270% 144A	500,000	510,425
Palm RE Ltd. 06/07/2029 8.550% 144A	500,000	507,250
Photon RE Ltd. 03/07/2030 11.550% 144A	250,000	249,712
Photon RE Ltd. 03/07/2030 12.300% 144A	250,000	246,212
Puerto Rico Parametric 06/07/2027 12.511% 144A	750,000	777,938
Purple Re Ltd. 06/07/2027 12.676% 144A	250,000	256,750
Purple RE Ltd. 06/07/2028 10.800% 144A	250,000	261,650
Purple RE Ltd. 06/07/2028 11.300% 144A	500,000	512,350
Purple RE Ltd. 06/07/2029 10.050% 144A	250,000	250,000
Recoletos RE DAC 07/06/2029 5.265% 144A	750,000	749,550
Residential RE 2023 Ltd. 06/06/2027 10.101% 144A	500,000	503,875

Brookmont Catastrophic Bond ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	Principal	Value
Residential RE 2023 Ltd. 12/06/2027 9.550% 144A	$250,000	$259,712
Residential Reinsur 2025 12/06/2029 13.761% 144A	750,000	738,225
Residential Reinsur 2026 06/06/2030 8.050% 144A	1,000,000	1,001,150
Residential Reinsur 2026 06/06/2030 9.300% 144A	250,000	250,250
Riverfront RE Ltd. 01/08/2029 9.011% 144A	250,000	259,338
Sabine RE Ltd. 04/08/2030 9.266% 144A	500,000	498,475
Sanders RE II Ltd. 04/07/2029 8.910% 144A	250,000	254,262
Sanders Re III Ltd. 04/07/2027 9.020% 144A	250,000	253,513
Sanders RE III Ltd. 04/07/2028 9.110% 144A	1,175,000	1,222,705
Solomon RE Ltd. 06/07/2029 11.261% 144A	250,000	249,825
Sutter RE Ltd. 06/07/2030 7.266% 144A	500,000	500,000
Sutter RE Ltd. 06/07/2030 9.266% 144A	500,000	500,750
Titania RE Ltd. 07/09/2029 9.761% 144A	500,000	508,325
Torrey Pines RE Ltd. 06/07/2028 8.050% 144A	750,000	765,263
Torrey Pines RE Ltd. 06/07/2028 10.050% 144A	500,000	516,950
Torrey Pines RE Ltd. 06/07/2029 6.515% 144A	750,000	749,962
Torrey Pines RE Ltd. 06/07/2029 6.766% 144A	1,000,000	1,006,550
Turicum RE Ltd. 04/09/2029 19.300% 144A	500,000	504,425
Turris RE Ltd. 01/08/2029 5.950% 144A	750,000	750,412
Ursa RE Ltd. 12/07/2026 9.020% 144A	250,000	252,650
Ursa RE Ltd. 12/07/2026 12.270% 144A	250,000	254,750
Veraison RE Ltd. 03/08/2028 7.011% 144A	250,000	252,512
Veraison RE Ltd. 03/08/2028 8.511% 144A	500,000	505,850
Veraison RE Ltd. 03/08/2029 6.411% 144A	250,000	252,988
Windrose RE Ltd. 02/13/2029 8.785% 144A	250,000	249,950
Windrose RE Ltd. 02/13/2029 11.766% 144A	500,000	498,675
Winston Re Ltd. 02/21/2028 10.020% 144A	1,000,000	1,029,800
Winston RE Ltd. 02/26/2027 13.730% 144A	250,000	256,625
Winston RE Ltd. 02/26/2027 15.210% 144A	250,000	254,962
Winston RE Ltd. 05/04/2029 8.800% 144A	250,000	250,650
Winston RE Ltd. 05/04/2029 9.550% 144A	250,000	251,750
Wrigley RE Ltd. 08/07/2026 9.750% 144A	500,000	501,500
Wrigley RE Ltd. 08/07/2026 10.220% 144A	750,000	753,000
Yosemite RE Ltd. 06/07/2028 10.761% 144A	1,250,000	1,304,875
		73,247,905

Brookmont Catastrophic Bond ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

		Principal	Value
95.53%	TOTAL INSURANCE-LINKED SECURITIES		$73,247,905
	(Cost: $73,806,986)

1.94%	US TREASURY BILLS
	US Treasury Bill 09/29/2026 3.677%(B)	$1,500,000	1,486,311

1.94%	TOTAL US TREASURY BILLS		1,486,311
	(Cost: $1,486,375)

97.47%	TOTAL INVESTMENTS		74,734,216
	(Cost: $75,293,361)
2.53%	Other assets, net of liabilities		1,941,855
100.00%	NET ASSETS		$76,676,071

(A)Issued in the United States by a foreign bank and denominated in USD.

(B)Zero coupon security. Rate shown is the annualized yield.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $73,247,905 and is 95.53% of the Fund’s net assets.

Brookmont Catastrophic Bond ETF

Statement of Assets and LiabilitiesJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

ASSETS
Investments at value(1) (Note 1)	$74,734,216
Cash	1,390,900
Interest receivable	729,927
TOTAL ASSETS	76,855,043

LIABILITIES
Accrued advisory fees	145,562
Accrued administration, fund accounting and transfer agent fees	8,410
Other accrued expenses	25,000
TOTAL LIABILITIES	178,972

COMMITMENTS AND CONTINGENCIES (Note 2)
NET ASSETS	$76,676,071

Net Assets Consist of:
Paid-in capital	$77,700,357
Distributable earnings (accumulated deficits)	(1,024,286)
Net Assets	$76,676,071

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	3,900,000
Net Asset Value and Offering Price Per Share	$19.66

(1) Identified cost of:	$75,293,361

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

INVESTMENT INCOME
Interest	$2,935,467
Total investment income	2,935,467

EXPENSES
Investment advisory fees (Note 2)	352,926
Recordkeeping and administrative services (Note 2)	16,328
Custody, fund accounting and transfer agent fees (Note 2)	16,178
Professional fees	49,244
Trustee fees (Note 2)	4,156
Compliance fees (Note 2)	3,769
Filing and registration fees	10,278
Shareholder servicing and reports	26,947
Exchange fees	13,212
Other	1,687
Total expenses	494,725
Investment advisory fees waived (Note 2)	(30,040)
Net expenses	464,685

Net investment income (loss)	2,470,782

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(155,690)
Net change in unrealized appreciation (depreciation) of investments	(612,144)
Net realized and unrealized gain (loss) on investments	(767,834)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,702,948

Brookmont Catastrophic Bond ETF

Statement of OperationsSix Months Ended June 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$2,470,782	$723,731
Net realized gain (loss) on investments	(155,690)	361
Net change in unrealized appreciation (depreciation) of investments	(612,144)	52,999
Increase (decrease) in net assets from operations	1,702,948	777,091

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(2,686,808)	(817,517)
Return of capital	—	(214,251)
Decrease in net assets from distributions	(2,686,808)	(1,031,768)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	47,748,747	35,141,643
Shares redeemed	(4,975,782)	—
Increase (decrease) in net assets from capital stock transactions	42,772,965	35,141,643

NET ASSETS
Increase (decrease) during period	41,789,105	34,886,966
Beginning of period	34,886,966	—

End of period	$76,676,071	$34,886,966

*The Fund commenced operations on April 1, 2025.

Brookmont Catastrophic Bond ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | June 30, 2026

	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025*
Net asset value, beginning of period	$19.94	$20.00
Investment activities
Net investment income (loss)(1)	0.83	1.10
Net realized and unrealized gain (loss) on investments(2)	(0.30)	0.05
Total from investment activities	0.53	1.15
Distributions
Net investment income	(0.81)	(0.96)
Return of capital	—	(0.25)
Total distributions	(0.81)	(1.21)
Net asset value, end of period	$19.66	$19.94

Total Return(3)	2.71%	5.87%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	1.68%	2.65%
Expenses, net of waiver (Note 2)	1.58%	2.00%
Net investment income (loss)	8.40%	7.22%
Portfolio turnover rate(3)	15.42%	0.00	%(5)
Net assets, end of period (000s)	$76,676	$34,887

(1)Per share amounts calculated using the average shares outstanding during the period.

(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Ratio is zero due to the Fund not selling any long-term securities during the period.

*The Fund commenced operations on April 1, 2025.

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial StatementsJune 30, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brookmont Catastrophic Bond ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 1, 2025.

The Fund’s investment objective is to generate current income with a secondary objective of capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Brookmont Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s lead portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by the pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. If the pricing service is unable to provide a

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

price, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Insurance-Linked Securities	$—	$73,247,905	$—	$73,247,905
US Treasury Bills	—	1,486,311	—	1,486,311
	$—	$74,734,216	$—	$74,734,216

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended June 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 50,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
50,000	$250	$983,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for designing the Fund’s overall investment strategy, selecting investments that the Fund purchases and sells and executing brokerage transactions, liquidity risk management and ensuring that the Fund’s investments are consistent with all applicable investment limitations. The Advisor also determines the allocation of the daily management of the Fund’s assets to one or more investment sub-advisors. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with the sub-advisor’s daily management of the Fund’s assets, subject to the authority of the Board; and (iii) oversees the activities of the sub-advisor. For its services, the Advisor is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of the Fund’s annualized daily net assets, at the rate of 1.20%.

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.58% of the daily net assets of the Fund. This agreement is in effect through April 30, 2027, and thereafter is reevaluated on an annual basis. The waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

For the six months ended June 30, 2026, the Advisor earned and waived advisory fees pursuant to the expense limitation agreement as described below:

Advisory Fees Earned	Advisory Fees Waived
$352,926	$30,040

The total amount of recoverable reimbursements as of June 30, 2026 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2028	2029	Total
$64,910	$30,040	$94,950

The Board has adopted a Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. Because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges. No Rule 12b-1 fees were paid by the Fund during the six months ended June 30, 2026.

The Advisor has retained King Ridge Capital Advisors, LLC (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for day-to-day management of the portion of the Fund’s investment portfolio allocated to it by the Advisor, including determining the securities and financial instruments purchased and sold by the Fund, and trading portfolio securities for the Fund, including selecting broker-dealers to executing purchase and sale transactions, subject to the supervision of the Advisor and the Board.

For its services, the Sub-Advisor is entitled to receive a fee from the Advisor, which is calculated daily and payable monthly, at an annual rate of 0.60% of the average daily net assets of the Fund allocated to the Sub-Advisor.

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. For the six months ended June 30, 2026, $16,328 in fees were paid to CFS by the Fund.

Trustees and Officers

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Trust’s Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. For the six months ended June 30, 2026, Watermark received $3,769 incurred by the Fund.

NOTE 3 – INVESTMENT

The costs of purchases and proceeds from the sales of securities, other than short-term securities for the six months ended June 30, 2026, were as follows:

Purchases	Sales
$52,744,775	$8,294,500

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the six months ended June 30, 2026, and the period ended December 31, 2025, were as follows:

	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025
Distributions paid from:
Ordinary income	$2,686,808	$817,517
Realized gains	—	214,251
	$2,686,808	$1,031,768

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(309,451)
Accumulated net realized gain (loss) on investments	(155,690)
Net unrealized appreciation (depreciation) of investments	(599,145)
$(1,024,286)

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$75,293,361	$83,699	$(642,844)	$(559,145)

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended June 30, 2026	Period Ended December 31, 2025
Shares sold	2,400,000	1,750,000
Shares redeemed	(250,000)	—
Net increase (decrease)	2,150,000	1,750,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers or in industries within a particular sector, any development affecting that issuer or sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that issuer of sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular issuer or sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular issuer or sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2026, 95.53% of the value of the net assets of the Fund were invested in the Financials sector.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | June 30, 2026

Brookmont Catastrophic Bond ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 which includes remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

* Print the name and title of each signing officer under his or her signature.